Disposal groups classified as held for sale - Assets and liabilities of disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Disposal groups classified as held for sale
Cash and cash equivalents	€ 1,370,890	€ 1,403,492
Trade accounts and other receivables from unrelated parties	3,243,980	3,471,213
Property, plant and equipment	3,514,961	3,782,780
Right-of-use assets	3,462,255	3,671,241
Goodwill	14,227,152	14,650,008
Total assets	32,510,801	33,929,808	€ 35,634,696
Accounts payable to unrelated parties	771,663	762,068
Total liabilities	17,719,858	19,103,273
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Cash and cash equivalents	16,322	23,733
Trade accounts and other receivables from unrelated parties	68,570	27,535
Property, plant and equipment	24,255	42,710
Right-of-use assets	10,703	114,602
Goodwill	89,613	274,543
Other	19,996	24,477
Total assets	229,459	507,600
Accounts payable to unrelated parties	7,820	12,880
Lease liabilities	10,407	128,653
Provisions and other liabilities	36,802	39,091
Total liabilities	55,029	€ 180,624
Accumulated foreign currency translation gains (losses) recognized in other comprehensive income	€ 68,391